Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Preferred stock, par value	$ 0.5	$ 0.5
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Common Stock [Member]
Common stock, par value	$ 0.5	$ 0.5
Common stock, shares authorized	60,000,000	60,000,000
Common stock, shares outstanding	39,008,240	38,861,032
Treasury stock, shares	4,066,949	4,066,978
Class B Common Stock [Member]
Common stock, par value	$ 0.5	$ 0.5
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares outstanding	5,634,621	5,578,921
Treasury stock, shares		20,712